Fair Value Measurements	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Fair Value Measurements Disclosure

10. FAIR VALUE MEASUREMENTS

As of December 31, 2011 and December 31, 2012, the carrying amount of the Company’s cash and cash equivalents, accounts receivable, prepayments and other current assets, amounts due from/to related parties, short-term borrowings, accounts payable and accrued expenses and other current liabilities approximated fair value due to their short maturities. Accounts receivable, prepayments and other current assets, amounts due from/to related parties, accounts payable, and accrued expenses and other current liabilities, which are measured at carrying value, would represent Level 3 fair value measurement if carried at fair value due to the presence of significant unobservable inputs. In a similar fashion, the Company’s cash and cash equivalents and short-term borrowings would represent Level 2 measurements due to the presence of significant observable inputs such as interest rates.There are no financial assets or liabilities that are being measured at fair value on a recurring basis at December 31, 2011 or December 31, 2012.

On a non-recurring basis, the Group tests its long-lived assets for impairment whenever events or changes in circumstances indicate the carrying amount of a long-lived asset may not be recoverable. The Company measures the fair value of long-lived assets based using discounted cash flow modelling and unobservable inputs including assumptions of projected revenue, expenses, capital spending, and other costs, as well as a discount rate calculated based on the risk profile of the online video industry. During the years ended December 31, 2010, 2011 and 2012, the Group recognized impairment losses of nil, $1.4 million and nil for its intangible assets, respectively. The Group has not presented tabular disclosures or further qualitative information regarding fair value for these level 3-classified assets because the related assets have been fully written off in 2011; accordingly, the related fair values are zero since then. See Note 7 to the Consolidated Financial Statements for additional information of the impairment provision relating to the acquired intangible assets.